PROMISSORY NOTE RECEIVABLES	12 Months Ended
Mar. 31, 2026
Promissory Note Receivables
PROMISSORY NOTE RECEIVABLES

NOTE – 7 PROMISSORY NOTE RECEIVABLES

During the year ended March 31, 2026, the Company entered into several promissory notes totalling HK$51.7 million, bearing annual interest rates ranging from 5.0% to 24.0%. One promissory note totalling HK$6.24 million was settled in full during the year ended March 31, 2026.

As of March 31, 2026, two promissory notes of HK$17.3 million for which, pursuant to Promissory Note Extension Agreements dated March 31, 2026, the maturity periods were extended from March 31, 2026 to December 31, 2026. The interest rates remained at the rate of 5.0 to 6.0% per annum.

As of March 31, 2026, one promissory note of HK$6.2 million for which, pursuant to Promissory note Extension Agreement dated December 31, 2025, the maturity period was extended from December 31, 2025 to September 30, 2026. The interest rates remained at the rate of 5.0% per annum.

As of March 31, 2026, one promissory note of HK$9.4 million for which, pursuant to Promissory note Extension Agreement dated March 30, 2026, the maturity period was extended from March 31, 2026 to September 30, 2026. The interest rates remained at the rate of 5.0% per annum.

As of March 31, 2026, one promissory note of HK$6.2 million for which, pursuant to promissory note agreement dated March 5, 2026, the maturity date is May 11, 2026. Pursuant to Promissory note Extension Agreement dated May 11, 2026, the maturity period was extended from May 11, 2026 to June 30, 2026. Pursuant to 2nd Promissory note Extension Agreement dated June 30, 2026, the maturity period was further extended from June 30, 2026 to September 30, 2026. The interest rates remained at the rate of 24.0% per annum.

For the years ended March 31, 2024, 2025 and 2026, the interest income derived from promissory note receivables amounted to HKD0, HKD1.3 million and approximately HKD2.3 million (USD0.3 million).

The following table presents the activities in the allowance for expected credit losses for promissory notes receivables:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Balance at April 1,	$-	$-	$47,123	$6,041

Allowance for expected credit losses	-	47,123	145,737	18,685

Balance at March 31,	$-	$47,123	$192,860	$24,726

Allowance for expected credit losses for promissory notes receivables were recognized HKD0, HKD47,123 and HKD145,737 (USD18,685) during the years ended March 31, 2024, 2025 and 2026, respectively.